INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended	9 Months Ended
	Jul. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000	23,000,000	23,000,000
Unit price	$ 10.00	$ 10.00	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	3,000,000	3,000,000	3,000,000
Number of shares in a unit		1
Number of warrants in a unit		0.5	0.5
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50